Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other benefit plans
Statement
Rate of price inflation	1.80%	0.80%
Other benefit plans | Minimum
Statement
Discount rate	0.00%	0.00%
Other benefit plans | Maximum
Statement
Discount rate	1.00%	0.30%
Italian defined benefit plans
Statement
Discount rate	1.00%	0.30%
Rate of compensation increase	2.80%	1.80%
Rate of price inflation	1.80%	0.80%
Foreign defined benefit plan | Minimum
Statement
Discount rate	0.30%	0.10%
Rate of compensation increase	1.50%	1.30%
Rate of price inflation	0.70%	0.80%
Life expectations on retirement at age 65	13 years	13 years
Foreign defined benefit plan | Maximum
Statement
Discount rate	15.30%	14.70%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	13.30%	12.20%
Life expectations on retirement at age 65	25 years	26 years
FISDE and other foreign medical plans
Statement
Discount rate	1.00%	0.30%
Rate of price inflation	1.80%	0.80%
Life expectations on retirement at age 65	24 years	24 years